Segment Reporting (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 67,114,936	$ 56,884,747
Revenue from United States [Member]
Segment Reporting Information [Line Items]
Revenues	57,024,327	49,626,047
Revenue from Europe (Member)
Segment Reporting Information [Line Items]
Revenues	1,892,648	2,046,508
Revenue from Canada [Member]
Segment Reporting Information [Line Items]
Revenues	1,841,579	598,667
Revenue from China [Member]
Segment Reporting Information [Line Items]
Revenues	5,263,228	3,570,941
Revenue from other foreign countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,093,154	$ 1,042,584